Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Intangible Assets

Note 7 —Intangible Assets

Intangible Assets

The following table summarizes intangible assets:

	Useful Life	June 30, 2024	December 31, 2023
Capitalized software development costs	5 years	$89,995	$89,995
Less: Accumulated Amortization		(67,206)	(58,207)
Total intangibles, net		$22,789	$31,788

Amortization expense was $8,999 and $8,999 for the six months ended June 30, 2024 and 2023, respectively.

As of December 31, 2023, estimated future amortization expense is expected as follows:

Remainder of 2024	$9,000
2025	13,789
$22,789

Note 7 — Intangible Assets

Intangible Assets

The following table summarizes intangible assets:

	Useful	December 31,
	Life	2023	2022
Capitalized software development costs	5 years	$89,995	$89,995
Less: Accumulated Amortization		(58,207)	(40,208)
Total intangibles, net		$31,788	$49,787

Amortization expense was $17,999 and $17,999 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, estimated future amortization expense is expected as follows:

2024	$17,999
2025	13,789
$31,788